SIGNIFICANT ACCOUNTING POLICIES - Incremental Costs of Obtaining a Contract (Details)	Dec. 31, 2021
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Capitalized costs to obtain contract, expected customer relationship period as amortization period	3 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Capitalized costs to obtain contract, expected customer relationship period as amortization period	6 years